Net Income per Share - Antidilutive securities excluded (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	425,000	37,044,906	12,028,400
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	425,000	3,586,600	12,028,400
Restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total		2,680,400
Convertible redeemable preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total		30,777,906